Business Combinations (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014		Sep. 30, 2016	Sep. 30, 2015		Sep. 30, 2014
Business Acquisition [Line Items]
Acquisitions, less cash acquired									$ 0.0	$ 34.5		$ 0.0
Gain on previously held equity interest	$ 0.0		$ 0.0		$ 0.0		$ 17.9	[1]	$ 0.0	17.9	[1]	$ 0.0
Production Joint Venture [Member]
Business Acquisition [Line Items]
Acquisitions, less cash acquired							$ 22.6
Percent ownership before acquisition							50.00%
Percent ownership after acquisition							100.00%
Gain on previously held equity interest										17.9
Gain on previously held equity interest, after tax										$ 11.2
Gain on previously held equity interest, per share										$ 0.05

[1]	For additional information, see Note 6, Business Combination.